Restructuring	12 Months Ended
Dec. 31, 2018
Restructuring
Restructuring

(B.6) Restructuring

Accounting Policy

We only recognize provisions for restructuring if and when the following occurs:

   SAP has designed a program that materially changes the scope of one our businesses or the manner in which the business is conducted, and

   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

   The program established is planned to start shortly after the program plan is approved and is expected to be capable of being completed within 12 months, and

   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies for restructuring, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. Materiality in this context refers to the scope of business and the manner in which the business is conducted. Consequently, the term “materially” cannot necessarily be associated with a certain quantitative threshold. Either the size or the nature of the restructuring, or a combination of both, have to be the determining factor.

Restructuring Expenses

€ millions	2018	2017	2016
Employee-related restructuring expenses	-19	-180	-33
Onerous contract-related restructuring expenses	0	-2	5
Restructuring expenses	-19	-182	-28

Restructuring provisions primarily include employee benefits that result from severance payments for employee terminations and onerous contract costs. The cash outflows associated with employee-related restructuring costs are substantially short-term in nature. Utilization of the portion of the facility-related restructuring provisions depends on the remaining term of the associated lease.

In 2018, no significant new restructuring activities occurred, except for follow-up costs resulting from restructuring programs of previous years and activities limited to individual business units to enhance our profitability and organizational efficiency. In 2017, restructuring provisions related primarily to a restructuring program executed in the Digital Business Services (DBS) board area which went hand-in-hand with the DBS transformation. The transformation was prompted by changing service requirements, as an increasing amount of software deployments are moving to the cloud.

If not presented separately in our income statement, restructuring expenses would have been allocated to the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2018	2017	2016
Cost of cloud and software	-3	-55	-3
Cost of services	-3	-118	-7
Research and development	-3	-9	-7
Sales and marketing	-11	-2	-10
General and administration	0	2	-1
Restructuring expenses	-19	-182	-28